Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Poh Kiong Tan [Member]
Poh Kiong Tan
Loan from related parties		$ 22,961	$ 132,604	$ 56,056
Repayment of loan from related party		6,123	44,900	56,056
Expenses paid on behalf of the Group			56	1,456
Soon Huat Lim [Member]
Poh Kiong Tan
Loan from related parties		7,967,673	3,408,463	693,953
Repayment of loan from related party		3,407,954	2,167,700	939,578
Expenses paid on behalf of the Group		4,619
Settlement of loan to related party			246,819
Deemed dividend	[1]			74,471
Settlement of expenses paid on behalf of the Group				1,489
Trident Consultancy Pte. Ltd. [Member]
Poh Kiong Tan
Loan from related parties				297,885
Repayment of loan from related party				819,184
Interest income from loan to related party				15,639
Apollo Entertainment Media Pte. Ltd. [Member]
Apollo Entertainment Media Pte. Ltd.
Return of prepayment for purchase of tickets			83,932
Consumption of tickets and hot chocolate			2,869	8,914
Prepayments to related party for tickets and hot chocolate				95,296
Trident Foodtech Pte. Ltd. [Member]
Trident Foodtech Pte. Ltd.
Rental expense paid to related party			22,450	31,278
Marketing services provided to the Company		77
Cong Ty Tnhh Trident Digital Tech [Member]
Cong Ty Tnhh Trident Digital Tech
Research and development services provided to the Company		440,243	77,227
Maintenance services provided to the Company		$ 117,044	$ 89,318

[1]	For the years ended December 31, 2023, QZT declared dividends to Soon Huat Lim.